                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended December 31, 2004
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  FA Asset Management Inc.
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Address: 677 Broadway
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         Albany, NY
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Form 13F File Number:  28-
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Larry Kimmel
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Title: Managing Director/Director of Compliance
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Phone: (518) 447-8614
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Signature, Place, and Date of Signing:

/s/ Larry Kimmel                   Albany, NY                    2-11-05
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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CONSOLIDATED 13F HOLDINGS AS OF 12/31/04


                                                                   MARKET                               VOTING           INVESTMENT
QUANTITY SECURITY                       CUSIP         PRICE        VALUE             CLASS              AUTHORITY        DISCRETION
-------- --------------------                         -----        ----------------

COMMON STOCK
------------
    4306 Abbott Laboratories            G0070K103         46.65             200874.9 Common             Sole                 Sole
   26135 Aetna Inc                      00817Y108        124.75           3260341.25 Common             Sole                 Sole
    8135 AFLAC INC                      001055102         39.84             324098.4 Common             Sole                 Sole
   24830 Alltel Corp                    020039103         58.76            1459010.8 Common             Sole                 Sole
   47233 American Express Company       025816109         56.37           2662524.21 Common             Sole                 Sole
   26152 American Intl Group Inc        026874107         65.67           1717401.84 Common             Sole                 Sole
    1120 Amgen Inc                      031162100         64.15                71848 Common             Sole                 Sole
   31730 Ball Corporation               058498106         43.98            1395485.4 Common             Sole                 Sole
   50050 Bank of America Corp           060505104         46.99            2351849.5 Common             Sole                 Sole
   42040 Bard C. R. Incorporated        067383109         63.98            2689719.2 Common             Sole                 Sole
    1600 Bellsouth Corp                 079860102         27.79                44464 Common             Sole                 Sole
   30725 Block H & R Incorporated       093671105            49              1505525 Common             Sole                 Sole
    2424 British Pete Plc America       055622104          58.4             141561.6 Common             Sole                 Sole
   44205 Burlington Resources Inc       122014103          43.5            1922917.5 Common             Sole                 Sole
   28565 Capital One Finl Corp          14040H105         84.21           2405458.65 Common             Sole                 Sole
   89900 Cisco Systems Inc              17275R102         19.32              1736868 Common             Sole                 Sole
   56620 Citigroup Inc                  172967101         48.18            2727951.6 Common             Sole                 Sole
   38215 Clorox Company                 189054109         58.93           2252009.95 Common             Sole                 Sole
    1830 Coca-Cola Company              191216100         41.64              76201.2 Common             Sole                 Sole
   59940 Colgate-Palmolive Co           194162103         51.16            3066530.4 Common             Sole                 Sole
    2316 ConocoPhillips                 20825C104         86.83            201098.28 Common             Sole                 Sole
   47160 Dell Inc                       24702R101         42.14            1987322.4 Common             Sole                 Sole
    2400 Devon Energy Corp              25179m103         38.92                93408 Common             Sole                 Sole
    3750 DNP Select Income Fund Inc.    23325P104         11.92                44700 Common             Sole                 Sole
   44459 Exxon Mobil Corp               30231G102         51.26           2278968.34 Common             Sole                 Sole
     991 Fannie Mae                     313586109         71.21             70569.11 Common             Sole                 Sole

   31727 Fedl Home Ln Mtg Corp          313400301          73.7            2338279.9 Common             Sole                 Sole
   32192 Franklin Resources             354613101         69.65            2242172.8 Common             Sole                 Sole
     858 Gannett Co Inc Del             364730101          81.7              70098.6 Common             Sole                 Sole
   52440 Gap Inc                        364760108         21.12            1107532.8 Common             Sole                 Sole
   30455 General Dynamics               369550108         104.6              3185593 Common             Sole                 Sole
   25700 General Electric Co            369604103          36.5               938050 Common             Sole                 Sole
   66995 Georgia Pacific Corp Grp       373298108         37.48            2510972.6 Common             Sole                 Sole
   61449 Intel Corp                     458140100         23.39           1437292.11 Common             Sole                 Sole
   32309 Intl Business Mach             459200101         98.58           3185021.22 Common             Sole                 Sole
    4965 Johnson & Johnson              478160104         63.42             314880.3 Common             Sole                 Sole
     850 Keycorp New                    493267108          33.9                28815 Common             Sole                 Sole
   23968 Keyspan Energy                 49337W100         39.45             945537.6 Common             Sole                 Sole
     835 Korea Fd Inc                   500634100         24.06              20090.1 Common             Sole                 Sole
   28705 Lincare Hldgs Inc              532791100         42.65           1224268.25 Common             Sole                 Sole
    1065 Lowes Companies                548661107         57.59             61333.35 Common             Sole                 Sole
    2025 MBIA Inc.                      55262C100         63.28               128142 Common             Sole                 Sole
   22275 Mcgraw-Hill Cos Inc            580645109         91.54            2039053.5 Common             Sole                 Sole
   58912 Medtronic Inc.                 585055106         49.67           2926159.04 Common             Sole                 Sole
    6513 Merck & Co Inc                 589331107         32.14            209327.82 Common             Sole                 Sole
   69314 Microsoft Corp                 594918104         26.72           1852070.08 Common             Sole                 Sole
    1605 Nokia Corp Spons Adr   F       654902204         15.67             25150.35 Common             Sole                 Sole
    2000 Otter Tail Power Co            689648103         25.53                51060 Common             Sole                 Sole
    1400 P N C Financial Group          693475105         57.44                80416 Common             Sole                 Sole
   62998 Pepsico Inc                    713448108          52.2            3288495.6 Common             Sole                 Sole
   13040 Pfizer Inc                     717081103         26.89             350645.6 Common             Sole                 Sole
     520 Pitney Bowes Inc               724479100         46.28              24065.6 Common             Sole                 Sole
    2485 Procter & Gamble Co            742718109         55.08             136873.8 Common             Sole                 Sole
     680 Qualcom Inc.                   747525103          42.4                28832 Common             Sole                 Sole
    1186 SBC Communications Inc         78387g103         25.77             30563.22 Common             Sole                 Sole
     800 Shell Trans & Trading  F       822703609          51.4                41120 Common             Sole                 Sole
  189135 Siebel Systems Inc.            826170102         10.49           1984026.15 Common             Sole                 Sole
   56855 Staples Inc                    855030102         33.71           1916582.05 Common             Sole                 Sole
   27926 Sunoco Inc                     86764P109         81.71           2281833.46 Common             Sole                 Sole
   40003 Target Corp.                   86764P109         51.93           2077355.79 Common             Sole                 Sole
    3835 Trustco Bk Corp N Y            898349105         13.79             52884.65 Common             Sole                 Sole
   39698 United Techn Corp              913017109        103.35            4102788.3 Common             Sole                 Sole
    1000 US Bancorp Del New                               31.32                31320 Common             Sole                 Sole

     650 Valero Energy                  919134100          45.4                29510 Common             Sole                 Sole
    2400 Verizon Communications         92343V104         40.51                97224 Common             Sole                 Sole
   82285 Vishay Intertechnology         928298108         15.02            1235920.7 Common             Sole                 Sole
    2619 Walgreen Company               931422109         38.37            100491.03 Common             Sole                 Sole
   84805 Walt Disney Company            254687106          27.8              2357579 Common             Sole                 Sole
     637 Washington Mutual              939322103         42.28             26932.36 Common             Sole                 Sole
     400 Webster Financial Corp         947890109         50.64                20256 Common             Sole                 Sole
   51354 Western Gas Resources          958259103         29.25            1502104.5 Common             Sole                 Sole
    2000 WP Carey & Co LLC              92930Y107         35.16                70320 Common             Sole                 Sole
    5350 Wyeth                          983024100         42.59             227856.5 Common             Sole                 Sole
    1818 S&P 500 Growth Index           464287309         57.75             104989.5 ETF                N/A                  Sole
    3155 S&P 500 Value Index            464287408         62.88             198386.4 ETF                N/A                  Sole
     135 S&P MIDCAP 400 Growth Index    464287606         134.4                18144 ETF                N/A                  Sole
     277 S&P MIDCAP 400 Value Index     464287705         128.5              35594.5 ETF                N/A                  Sole
    9796 IShares GS Corp Bond Fund      464287242        111.53           1092547.88 ETF                N/A                  Sole
   63034 S&P 500 Spdrs                  78462F103        120.87           7618919.58 ETF                N/A                  Sole
   66826 S&P Midcap SPDR                595635103           121              8085946 ETF                N/A                  Sole
    3472 S&P Small Cap 600 Index        464287887        162.71            564929.12 ETF                N/A                  Sole
   23211 I-shares Russell 2000 Index    464287655         129.5            3005824.5 ETF                N/A                  Sole

         TOTAL                                                       $106,350,885.74

CONVERTIBLE BONDS
-----------------
 3600000 ATMI Inc.                      00207rac5        116.39              4190040 Convertible Bonds  Sole                 Sole
         5.250% Due 11-15-06
11300000 Advanced Medical Optics        00763mag3        108.52             12262760 Convertible Bonds  Sole                 Sole
         2.500% Due 07-15-24
 2850000 American Greetings             026375aj4        190.25              5422125 Convertible Bonds  Sole                 Sole
         7.000% Due 07-15-06
 5890000 Andrew Corp.                   034425ab4        129.51              7628139 Convertible Bonds  Sole                 Sole
         3.250% Due 08-15-13
 4100000 Credence Systems Corp.         225302af5         107.8              4419800 Convertible Bonds  Sole                 Sole
         1.500% Due 05-15-08
11470000 DST Systems                    233326ad9        124.83             14318001 Convertible Bonds  Sole                 Sole
         3.625% Due 08-15-23

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
 5500000 Digital River                  25388baa2         119.5              6572500 Convertible Bonds  Sole                 Sole
         1.250% Due 01-01-24
 7680000 Electronics for Imaging        286082aa0         96.82              7435776 Convertible Bonds  Sole                 Sole
         1.500% Due 06-01-23
 4800000 FLIR Systems Inc.              302445ab7         162.8              7814400 Convertible Bonds  Sole                 Sole
         3.000% Due 06-01-23
 5910000 Fisher Scientific Int'l        338032aw5        148.87              8798217 Convertible Bonds  Sole                 Sole
         2.500% Due 10-01-23
 5050000 Fisher Scientific Int'l 144A   338032ap0        148.87              7517935 Convertible Bonds  Sole                 Sole
         2.500% Due 10-01-23
 5420000 Guitar Center Management       402040ac3        161.68              8763056 Convertible Bonds  Sole                 Sole
         4.000% Due 07-15-13
 4050000 Hutchinson Tech                448407ae6        132.21              5354505 Convertible Bonds  Sole                 Sole
         2.250% Due 03-15-10
 3000000 Integra Lifesciences           457985ab5        124.02              3720600 Convertible Bonds  Sole                 Sole
         2.500% Due 03-15-08
10650000 Interpublic Group              460690at7        130.83             13933395 Convertible Bonds  Sole                 Sole
         4.500% Due 03-15-23
11600000 Invitrogen Corp.               46185raj9        119.56             13868960 Convertible Bonds  Sole                 Sole
         2.000% Due 08-01-23
11700000 Ivax Corp.                     465823aj1         95.93             11223810 Convertible Bonds  Sole                 Sole
         1.500% Due 03-01-24
 3160000 Kaydon Corp.                   486587ab4        126.58              3999928 Convertible Bonds  Sole                 Sole
         4.000% Due 05-23-23
 3800000 Kaydon Corp. 144A              486587aa6        126.58              4810040 Convertible Bonds  Sole                 Sole
         4.000% Due 05-23-23
 2200000 Lennox International           526107ab3        127.22              2798840 Convertible Bonds  Sole                 Sole
         6.250% Due 06-01-09
 7200000 Lennox International 144A      526107aa5        127.22              9159840 Convertible Bonds  Sole                 Sole
         6.250% Due 06-01-09
16480000 MGI Pharmaceuticals Inc. 144A  552880aa4         81.63             13452624 Convertible Bonds  Sole                 Sole
         1.682% Due 03-02-24
 2100000 Massey Energy                  576203ab9        199.36              4186560 Convertible Bonds  Sole                 Sole
         4.750% Due 05-15-23
10300000 Medicis Pharmaceutical         58470kaa2        131.51             13545530 Convertible Bonds  Sole                 Sole
         2.500% Due 06-04-32
10020000 Micron Technology Inc.         595112ag8        118.44             11867688 Convertible Bonds  Sole                 Sole

         2.500% Due 02-01-10
  990000 Photronics Inc.                719405ae2        125.78              1245222 Convertible Bonds  Sole                 Sole
         2.250% Due 04-15-08                                                                                                 Sole
 5800000 Photronics Inc. 144A           719405ad4        125.78              7295240 Convertible Bonds  Sole                 Sole
         2.250% Due 04-15-08
 5730000 ResMed Inc.                    761152ab3        105.48              6044004 Convertible Bonds  Sole                 Sole
         4.000% Due 06-20-06
 5400000 Serena Software Inc. 144a      817492aa9        117.35              6336900 Convertible Bonds  Sole                 Sole
         1.500% Due 12-15-23
  150000 Yellow Roadway Corp.           985509an8        171.77               257655 Convertible Bonds  Sole                 Sole
         5.000% Due 08-08-23
 8600000 Yellow Roadway Corp.           985577aa3        171.77             14772220 Convertible Bonds  Sole                 Sole
         5.000% Due 08-08-23

         TOTAL                                                       $257,788,530.00